Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
INCOME TAXES
INCOME TAXES
As disclosed in Note 1, during the second quarter of 2016, the Company adopted ASU No. 2016-09. Therefore, effective January 1, 2016, excess tax benefits for share-based payments are recognized in the income tax provision rather than in additional paid-in capital. The impact on the Company's financial statements for the year ended December 31, 2016 is summarized below:

2016
Decrease in Other capital	$44,233
Decrease in Income taxes and increase in Net income	$44,233
Increase in Average shares and equivalents outstanding - diluted	588,708
Increase in Basic net income per common share	$.48
Increase in Diluted net income per common share	$.40

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes using the enacted tax rates and laws that are currently in effect. Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2016, 2015 and 2014 were as follows:

	2016	2015	2014
Deferred tax assets:
Exit costs, environ-mental and other similar items	$74,535	$63,851	$56,441
Employee related and benefit items	166,313	141,974	141,670
Other items	148,910	116,302	112,149
Total deferred tax assets	389,758	322,127	310,260
Deferred tax liabilities:
Depreciation and amortization	254,430	241,101	227,765
LIFO inventories	83,659	89,330	67,835
Other items	59,746	33,433	44,378
Total deferred tax liabilities	397,835	363,864	339,978
Net deferred tax liabilities	$8,077	$41,737	$29,718

Netted against the Company’s other deferred tax assets were valuation allowances of $17,292, $14,663 and $9,071 at December 31, 2016, 2015 and 2014, respectively. These reserves resulted from the uncertainty as to the realization of the tax benefits from foreign net operating losses and other foreign assets. The Company has $26,980 of domestic net operating loss carryforwards acquired through acquisitions that have expiration dates through the tax year 2037 and foreign net operating losses of $83,354. The foreign net operating losses are related to various jurisdictions that provide for both indefinite carryforward periods and others with carryforward periods that range from the tax years 2016 to 2036.
Significant components of the provisions for income taxes were as follows:

	2016	2015	2014
Current:
Federal	$438,244	$399,677	$308,283
Foreign	31,125	30,145	53,045
State and local	61,402	60,319	50,049
Total current	530,771	490,141	411,377
Deferred:
Federal	(56,891)	13,505	(14,974)
Foreign	(2,121)	(10,752)	(7,361)
State and local	(9,229)	2,223	3,297
Total deferred	(68,241)	4,976	(19,038)
Total provisions for income taxes	$462,530	$495,117	$392,339

The provisions for income taxes included estimated taxes payable on that portion of retained earnings of foreign subsidiaries expected to be received by the Company. The effect of the repatriation provisions of the American Jobs Creation Act of 2004 and the provisions of the Income Taxes Topic of the ASC was $313 in 2016, $(5,895) in 2015 and $(1,887) in 2014.
Significant components of income before income taxes as used for income tax purposes, were as follows:

	2016	2015	2014
Domestic	$1,504,990	$1,440,511	$1,113,528
Foreign	90,243	108,455	144,698
	$1,595,233	$1,548,966	$1,258,226

A reconciliation of the statutory federal income tax rate to the effective tax rate follows:

	2016	2015	2014
Statutory federal income tax rate	35.0%	35.0%	35.0%
Effect of:
State and local income taxes	2.3	2.6	2.8
Investment vehicles	(1.5)	(1.6)	(2.5)
Domestic production activities	(2.9)	(2.2)	(2.5)
Employee share-based payments	(2.8)
Other - net	(1.1)	(1.8)	(1.6)
Effective tax rate	29.0%	32.0%	31.2%

The 2016 state and local income taxes and investment vehicles components of the effective tax rate were consistent with the 2015 tax year. The tax benefit related to domestic production activities increased in 2016 compared to 2015 due to a significant increase in domestic taxable income and qualified production activity income in 2016 compared to 2015. The Company received a tax benefit in 2016 compared to 2015 by adopting ASU No. 2016-09.
The Company and its subsidiaries file income tax returns in the U.S. federal jurisdiction, and various state and foreign jurisdictions. The IRS is currently auditing refund claims that the Company filed for the 2010, 2011 and 2012 tax years. As of December 31, 2016, there were no other income tax examinations being conducted by the IRS, however, the statute of limitations has not expired for the 2013, 2014 and 2015 tax years.
As of December 31, 2016, the Company is subject to non-U.S. income tax examinations for the tax years of 2009 through 2016. In addition, the Company is subject to state and local income tax examinations for the tax years 2003 through 2016.
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2016	2015	2014
Balance at beginning of year	$33,873	$31,560	$30,997
Additions based on tax positions related to the current year	5,674	4,228	3,370
Additions for tax positions of prior years	3,890	8,450	4,428
Reductions for tax positions of prior years	(5,901)	(4,862)	(2,349)
Settlements	(3,763)	(968)	(4,089)
Lapses of Statutes of Limitations	(968)	(4,535)	(797)
Balance at end of year	$32,805	$33,873	$31,560

Included in the balance of unrecognized tax benefits at December 31, 2016, 2015 and 2014 is $27,686, $30,007 and $28,208 in unrecognized tax benefits, the recognition of which would have an effect on the effective tax rate.
Included in the balance of unrecognized tax benefits at December 31, 2016 is $2,607 related to tax positions for which it is reasonably possible that the total amounts could significantly change during the next twelve months. This amount represents a decrease in unrecognized tax benefits comprised primarily of items related to federal audits of partnership investments and expiring statutes in federal, foreign and state jurisdictions.
The Company classifies all income tax related interest and penalties as income tax expense. During the years ended December 31, 2016, 2015 and 2014, there was an increase in income tax interest and penalties of $1,410, $2,918 and $2,144, respectively. At December 31, 2016, 2015 and 2014, the Company accrued $9,275, $8,550 and $5,732, respectively, for the potential payment of interest and penalties.